Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Summary of significant accounting policies
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2020	2021

	(in millions of RMB)
Cash and cash equivalents and short-term investments	16,862	17,295
Investments in equity method investees and equity securities and other investments	28,071	44,125
Accounts receivable, net of allowance	14,130	18,259
Amounts due from non-VIE subsidiaries of the Company	18,110	19,838
Property and equipment, net and intangible assets, net	6,573	7,354
Others	13,302	18,726
Total assets	97,048	125,597

Amounts due to non-VIE subsidiaries of the Company	76,101	94,779
Accrued expenses, accounts payable and other liabilities	26,517	30,684
Deferred revenue and customer advances	10,518	13,103
Total liabilities	113,136	138,566

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Revenue (i)	66,674	81,742	93,029
Net (loss) income	(7,063)	(1,757)	2,557
Net cash provided by (used in) operating activities	4,163	(253)	329
Net cash used in investing activities	(8,503)	(7,289)	(18,445)
Net cash provided by financing activities	12,373	9,887	14,463

(i)	Revenue generated by the VIEs are primarily from cloud computing services, digital media and entertainment services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 10 years
Buildings	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 7 years
Non-compete agreements	over the contracted term of up to 10 years